Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales			$ 23,198	$ 16,995	$ 14,317
Cost of sales			(13,267)	(9,547)	(8,147)
Depreciation of production assets			(132)	(301)	(736)
Gross profit			9,799	7,147	5,434
Other operating income			2,007	91
Research & development expenses			(2,308)	(3,050)	(4,128)
Selling & marketing expenses			(3,824)	(4,245)	(3,103)
General & administrative expenses			(3,091)	(4,984)	(6,788)
Total operating expenses			(7,216)	(12,188)	(14,019)
Operating loss			2,583	(5,041)	(8,585)
Non-operating income			935	483	146
Interest and amortization of debt discount			(355)	(167)	(8)
Non-operating expenses			(638)	(96)	(749)
Income /(loss) before income tax expense			2,525	(4,821)	(9,196)
Income tax expense			3,245	(6)	(5)
Net income / (loss)			$ 5,770	$ (4,827)	$ (9,201)
Loss per share
Basic			$ 3.92	$ (3.72)	$ (7.09)
Diluted			$ 3.92	$ (3.72)	$ (7.09)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments			$ (15)	$ (8)	$ 33
Net gain (loss) arising during period			170	142	105
Other comprehensive income / (loss)			155	134	138
Comprehensive income / (loss)			$ 5,925	(4,693)	(9,063)
Depreciation of production assets				$ (301)	$ (736)
SEALS Corp
Net sales	$ 14,751	$ 10,656
Cost of sales	(6,760)	(6,130)
Depreciation of production assets	(201)	240
Gross profit	7,790	4,766
Other operating income	9	4
Research & development expenses	(1,492)	(1,161)
Selling & marketing expenses	(2,441)	(1,970)
General & administrative expenses	(4,145)	(2,022)
Total operating expenses	(8,069)	(5,149)
Operating loss	(279)	(383)
Non-operating income	180	469
Interest and amortization of debt discount	(143)	(155)
Non-operating expenses	(313)	(113)
Income /(loss) before income tax expense	(555)	(182)
Income tax expense	(320)	(1)
Net income / (loss)	$ (875)	$ (183)
Loss per share
Basic	$ (0.06)	$ (0.01)
Diluted	$ (0.06)	$ (0.01)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	$ (4)	$ (9)
Net gain (loss) arising during period
Other comprehensive income / (loss)	(4)	(9)
Comprehensive income / (loss)	$ (879)	$ (192)
SEALS Corp | F Share
Loss per share
Basic	$ (0.29)	$ (0.06)
Diluted	$ (0.29)	$ (0.06)